Preferred and Common Stock	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Preferred and Common Stock

NOTE 20: PREFERRED AND COMMON STOCK

Preferred Stock

Series C Convertible Preferred Stock

On March 30, 2011, pursuant to an Exchange Agreement, Navios Holdings exchanged 511,733 shares of Navios Acquisition’s common stock it held for 1,000 non-voting Series C Convertible Preferred Stock of Navios Acquisition. Each holder of shares of Series C Convertible Preferred Stock shall be entitled at their option at any time, after March 31, 2013 to convert all or any of the outstanding shares of Series C Convertible Preferred Stock into a number of fully paid and non-assessable shares of Common Stock determined by multiplying each share of Series C Convertible Preferred Stock to be converted by 512, subject to certain limitations. Upon the declaration of a common stock dividend, the holders of the Series C Convertible Preferred Stock are entitled to receive dividends on the Series C Convertible Preferred Stock in an amount equal to the amount that would have been received in the number of shares of Common Stock into which the Shares of Series C Convertible Preferred Stock held by each holder thereof could be converted. For the purpose of calculating earnings / (loss) per share this preferred stock is treated as in-substance common stock and is allocated income / (losses) and considered in the diluted calculation. On February 7, 2019, all of the outstanding Series C convertible Preferred Stock of Navios Acquisition was converted into 511,733 shares of common stock. As of December 31, 2020 and 2019, no shares of Series C Convertible Preferred Stock were issued and outstanding.

As of December 31, 2018 the Company’s issued and outstanding preferred stock consisted of the 1,000 Series C Convertible Preferred Stock.

Common Stock

The Board of Directors of Navios Acquisition previously approved 1-for-15 reverse stock split of its issued and outstanding shares of common stock and on November 9, 2018, the reverse stock split was approved by Navios Acquisition’s stockholders. The reverse stock split was effective on November 14, 2018 and the common stock commenced trading on such date on a split adjusted basis. Please refer to Note 2.

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition’s common stock, for two years. Stock repurchases were made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program were determined by management based upon market conditions and other factors. Repurchases were made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. The program did not require any minimum repurchase or any specific number or amount of shares of common stock and was suspended or reinstated at any time in Navios Acquisition’s discretion and without notice. Repurchases were subject to restrictions under Navios Acquisition’s credit facilities and indenture. The program expired in February 2020. Up to the expiration, the Company had repurchased and cancelled 735,251 shares of common stock, at a total cost of approximately $ 7,493.

Equity Offering

In October 2019, Navios Acquisition completed a registered direct offering of 1,875,000 shares of its common stock at $ 8.00 per share, raising gross proceeds of $15,000. Total net proceeds of the above transactions, net of agents’ costs of $675 and offering costs of $957, amounted to $13,368.

Continuous Offering Program

On November 29, 2019, as further updated on December 23, 2019 to provide for Navios Acquisition’s replacement of its expiring universal shelf, Navios Acquisition entered into a Continuous Offering Program Sales Agreement, pursuant to which Navios Acquisition may issue and sell from time to time through the sales agent shares of common stock having an aggregate offering price of up to $25,000. The sales were being made pursuant to a prospectus supplement as part of a shelf registration statement which was set to expire in December 2019. Navios Acquisition went effective on a new shelf registration statement which was declared effective on December 23, 2019. Accordingly, an updated Continuous Offering Program Sales Agreement (the “Sales Agreement”) was entered into on December 23, 2019. As before, the Sales Agreement contains, among other things, customary representations, warranties and covenants by Navios Acquisition and indemnification obligations of the parties thereto as well as certain termination rights for such parties. As of December 31, 2020, since the commencement of the program, Navios Acquisition had issued 956,110 shares of common stock and received net proceeds of $5,334.

As of December 31, 2020, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock of which 16,559,481 were issued and outstanding.

Stock based compensation

During 2020, the Company did not authorize and issue of restricted shares of common stock to its directors and officers.

2018

In December 2018, Navios Acquisition authorized and issued in the aggregate 129,269 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

The holders of restricted common stock are entitled to dividends paid on the same schedule as paid to the common stock holders of the company. The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant of $5.36 per share (or total fair value of $693).

Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the stock-based arrangement described above was $185, $355 and $12 for the years ended December 31, 2020, 2019 and 2018, respectively, and is reflected in general and administrative expenses on the statement of operations. The recognized compensation expense for the year is presented as adjustment to reconcile net income/ (loss) to net cash provided by operating activities on the statements of cash flows.

There were no restricted stock or stock options exercised, forfeited or expired, that were issued in 2018, during the year ended December 31, 2020.

As of December 31, 2020 and 2019, there remained 63,635 and 96,952 restricted shares outstanding, respectively, that were issued in 2018 that had not yet vested.

The estimated compensation cost relating to service conditions of non-vested restricted stock, not yet recognized was $141 as of December 31, 2020 and is expected to be recognized over the weighted average time to vest of 2.0 years.

2017

In December 2017, Navios Acquisition authorized and issued in the aggregate 118,328 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

The holders of restricted common stock are entitled to dividends paid on the same schedule as paid to the common stock holders of the Company. The fair value of restricted common stock is determined by reference to the quoted stock price on the date of grant of $17.70 per share (or total fair value of $2,094).

Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the stock-based arrangement described above was $296, $554 and $ 1,064 for the year ended December 31, 2020, 2019 and 2018, respectively, and it is reflected in general and administrative expenses on the statement of operations. The recognized compensation expense for the year is presented as adjustment to reconcile net income/ (loss) to net cash provided by operating activities on the statements of cash flows.

There were no restricted stock or stock options exercised, forfeited or expired, that were issued in 2017, during the year ended December 31, 2020.

As of December 31, 2020 and December 31, 2019, there remained 29,251 and 59,162 restricted shares outstanding, respectively, that were issued in 2017 that had not yet vested.

The estimated compensation cost relating to service conditions of non-vested restricted stock, not yet recognized was $124 as of December 31, 2020 and is expected to be recognized over the weighted average time to vest of 0.9 years.